Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Fair Value of Derivative Liabilities

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities:

	Nine months ended October 31,
	2023	2022
Beginning balance	$172,393	$-
Total (gain) loss	(160,551)	(490,849)
Settlements	(156,309)	(118,332)
Additions recognized as debt discount	146,368	168,080
Changes due to tainted (untainted) warrants	(1,901)	734,292
Ending balance	$-	$293,191

Change in fair value of derivative liabilities included in earnings relating to derivatives	$(160,551)	$(490,849)

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Year Ended January 31,
	2023	2022
Beginning balance	$-	$-
Total gains	(609,622)	(226,278)
Settlements	(144,764)	(585,957)
Additions recognized as debt discount	192,485	78,165
Additions due to tainted warrants	734,294	734,070
Ending balance	$172,393	$-

Change in unrealized gains included in earnings relating to derivatives	$(609,622)	$(226,278)